Fair Value - Summary of Assumptions Used in Determination of Fair Value of Derivatives (Detail)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021 yr	Mar. 08, 2021 yr
Sponsor Earn-out Liability | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.34	3.91		9.19
Sponsor Earn-out Liability | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7025	0.5250		0.2920
Sponsor Earn-out Liability | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0420	0.0112		0.0086
Sponsor Earn-out Liability | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.4	4.2		5.0
Sponsor Earn-out Liability | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0		0
Private Warrants | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.34	3.91		9.19
Private Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.7025	0.5250		0.2920
Private Warrants | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0425	0.0104		0.0073
Private Warrants | Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.9	3.7	3.7	4.5
Private Warrants | Expected dividends
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0		0